SEMIANNUAL REPORT

Premier Money
Market Shares

October 31, 2002

Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

Dear Shareholder:

we appreciate your decision to invest in Cash Account Trust. To provide you with an update of holdings, on the following pages you'll find the Cash Account Trust's semiannual report for the period ended October 31, 2002. Also included are the financial highlights for the Premier Money Market Shares of the following Cash Account Trust portfolios:

• Money Market Portfolio

• Government Securities Portfolio

• Tax-Exempt Portfolio

For the period ended October 31, 2002, the Cash Account Trust's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income (exempt from federal income taxes for Tax-Exempt Portfolio) while maintaining stability of capital.

Economic Review and Outlook

Over the six-month period ended October 31, 2002, the Federal Reserve's Open Market Committee ("the Fed") held interest rates steady. However, shortly after the period ended, the Fed reduced the federal funds rate by 50 basis points to 1.25 percent on November 6, 2002. We think this rate cut will serve to bolster consumer confidence, give the economy a chance to work off excess and begin to grow again. In the near term, we believe the Fed will continue to maintain rates at their current levels.

The US economy grew slightly, as a result of strong consumer demand for housing, housing-related items and automobiles (helped by zero-percent financing). By contrast, disappointing corporate earnings and continued questions concerning corporate accounting plagued the equity markets and led to sharply lower stock prices. The unemployment rate remained between 5.5 percent and 6.0 percent. The nation's modest level of GDP (gross domestic product) growth was widely described as a "jobless recovery" and kept consumer confidence at slightly depressed levels.

In this environment, fixed-income securities - including tax-exempt money market securities drew investors disenchanted with other areas of the financial markets. While yields of short-term taxable securities held steady, longer-term yields fell substantially, flattening the Treasury yield curve.

The tax-exempt money market yield curve at the close of the period described a different situation: Due to the slowing national economy, and resulting slow growth in tax revenues, states and cities facing a revenue shortfall have issued significantly more short-term tax-exempt securities since August 2002. This considerable increase in the supply of short-term municipal securities has driven up yields on short-term municipal securities and made variable-rate demand notes (VRDNs, consisting of daily- and weekly-reset floating rate securities) much more attractive to hold. It's also worth noting that at present, tax-exempt money market securities are attractively valued compared with similar taxable money market issues.

Portfolio Performance
As of October 31, 2002

7-Day Current Yield
Money Market Portfolio - Premier Money Market Shares	.96%
Government Securities Portfolio - Premier Money Market Shares	.81%
Tax-Exempt Portfolio - Premier Money Market Shares	.84%
(Equivalent Taxable Yield)	1.37%

Past performance is no guarantee of future results. Yields fluctuate with changing market conditions and are not guaranteed.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Steven Boyd Geoffrey Gibbs
Portfolio Manager Portfolio Manager

Notes

Current annualized yield is the 7-day annualized net investment income per share as of the indicated date. The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolios seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time, based on market and other conditions.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio of Investments as of October 31, 2002 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%
Alliance & Leicester PLC, 1.74%, 1/31/2003	36,000,000	36,000,000
American Express Centurian Bank, 1.79%*, 11/6/2002	9,000,000	9,000,000
BNP Paribas, 2.69%, 4/15/2003	18,000,000	18,045,647
Canadian Imperial Bank of Commerce, 2.07%, 3/20/2003	10,500,000	10,503,913
Canadian Imperial Bank of Commerce, 2.08%, 12/20/2002	36,000,000	36,002,989
Canadian Imperial Bank of Commerce, 2.15%, 12/31/2002	16,500,000	16,500,789
Credit Agricole Indosuez SA, 2.0%, 12/20/2002	32,500,000	32,500,000
Credit Agricole Indosuez SA, 2.53%, 4/29/2003	18,000,000	18,011,705
Dresdner Bank AG, 2.58%, 5/8/2003	20,500,000	20,512,229
Federal Home Loan Bank, 1.68%*, 3/24/2003	36,000,000	35,992,975
ING Bank NV, 1.79%, 1/23/2003	40,000,000	40,000,000
Landesbank Baden Wurttemberg, 2.115%, 2/3/2003	18,000,000	18,004,602
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	27,000,000	27,023,319
Natexis Banque Populaires, 2.19%, 1/23/2003	18,000,000	18,000,000
National Australia Bank Ltd., 1.98%, 4/30/2003	41,500,000	41,500,000
Nordea Bank Finland PLC, 1.82%, 12/20/2002	18,000,000	18,000,121
Toronto Dominion Bank, 1.96%, 7/29/2003	21,500,000	21,492,458
Toronto Dominion Bank, 2.735%, 3/18/2003	36,000,000	36,045,367
UBS AG, 2.1%, 2/13/2003	16,500,000	16,500,000
U.S. Bank N.A., 1.83%*, 1/10/2003	25,000,000	25,000,000
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	10,500,000	10,531,907
Total Certificates of Deposit and Bank Notes (Cost $505,168,021)		505,168,021

Commercial Paper 69.4%
ABN Amro Bank N.A., 1.87%**, 12/16/2002	36,000,000	35,915,850
American Honda Finance Corp., 1.77%*, 11/20/2002	23,500,000	23,499,878
American Honda Finance Corp., 1.793%*, 12/6/2002	9,000,000	9,000,000
American Honda Finance Corp., 1.807%*, 10/23/2003	35,000,000	35,000,000
Asset Portfolio Funding Corp., 1.76%**, 12/20/2002	34,989,000	34,905,182
Associates Corp. of North America, 1.864%*, 6/26/2003	10,500,000	10,500,000
Associates Corp. of North America, 1.896%*, 6/15/2003	9,000,000	9,000,000
Barclays U.S. Funding Corp., 1.81%**, 1/14/2003	18,000,000	17,933,030
Beta Finance, Inc., 1.74%**, 1/27/2003	8,500,000	8,464,258
Beta Finance, Inc., 1.74%**, 2/3/2003	11,000,000	10,950,023
Blue Ridge Asset Funding Corp., 1.76%**, 11/5/2002	18,000,000	17,996,480
Canadian Imperial Bank of Commerce, 1.77%**, 11/6/2002	9,000,000	8,997,788
CIT Group Holdings, Inc., 1.78%**, 11/4/2002	12,500,000	12,498,146
Corporate Asset Funding Co., Inc., 1.75%**, 11/5/2002	9,000,000	8,998,250
Credit Suisse First Boston, Inc., 1.79%**, 11/25/2002	50,000,000	49,940,334
Delaware Funding Corp., 1.765%**, 11/20/2002	29,535,000	29,507,487
Delaware Funding Corp., 1.78%**, 11/18/2002	51,159,000	51,115,998
DEPFA Bank Europe PLC, 1.7%**, 1/7/2003	10,500,000	10,466,779
DEPFA Bank Europe PLC, 1.97%**, 4/7/2003	9,000,000	8,922,677
Dexia Delaware LLC, 1.68%**, 1/9/2003	36,000,000	35,884,080
Dresdner US Finance, Inc., 1.7%**, 1/7/2003	45,500,000	45,356,043
Edison Asset Securitization LLC, 1.96%**, 12/4/2002	54,000,000	53,902,980
Enterprise Funding Corp., 1.78%**, 12/18/2002	43,500,000	43,398,911
Falcon Asset Securitization Corp., 1.77%**, 11/20/2002	40,713,000	40,674,967
Falcon Asset Securitization Corp., 1.79%**, 11/22/2002	30,000,000	29,968,675
Falcon Asset Securitization Corp., 1.79%**, 11/27/2002	44,603,000	44,545,339
Falcon Asset Securitization Corp., 1.83%**, 1/10/2003	14,803,000	14,750,326
General Electric Capital International Funding, Inc., 1.77%**, 1/30/2003	24,000,000	23,893,800
General Electric Capital International Funding, Inc., 1.78%**, 12/20/2002	18,000,000	17,956,390
General Electric Capital Corp., 1.8%*, 3/24/2003	42,075,000	42,075,000
General Electric Capital Corp., 6.267% 7/23/2003	18,000,000	18,536,374
Giro Funding U.S Corp., 1.76%**, 11/5/2002	54,000,000	53,989,440
Goldman Sachs Group, Inc., 1.91%*, 2/21/2003	70,000,000	70,000,000
Goldman Sachs Group, Inc., 2.063%*, 2/5/2003	10,500,000	10,500,737
Greyhawk Funding LLC, 1.72%**, 1/14/2003	41,500,000	41,353,275
Greyhawk Funding LLC, 1.77%**, 11/18/2002	45,500,000	45,461,970
HBOS Treasury Services PLC, 1.77%**, 1/15/2003	27,000,000	26,900,438
Household Finance Corp., 1.92%*, 12/20/2002	36,000,000	35,997,584
Jupiter Securitization Corp., 1.76%**, 11/7/2002	10,096,000	10,093,039
K2 (USA) LLC, 1.72%**, 1/7/2003	18,000,000	17,942,380
K2 (USA) LLC, 1.75%**, 1/27/2003	36,000,000	35,847,750
KBC Bank NV, 1.75%**, 1/28/2003	27,000,000	26,884,500
Kitty Hawk Funding Corp., 1.74%**, 11/27/2002	40,000,000	39,949,734
Merrill Lynch & Co., Inc., 1.7%**, 1/17/2003	9,400,000	9,365,821
Mont Blanc Capital Corp., 1.78%**, 1/21/2003	50,000,000	49,799,751
Moriarty LLC, 2.1%**, 11/22/2002	32,500,000	32,460,188
Nordea Bank Finland PLC, 1.748%*, 9/10/2003	18,000,000	17,995,354
Nordea North America, Inc., 1.735%**, 1/3/2003	36,000,000	35,890,695
Nordea North America, Inc., 2.18%**, 3/7/2003	14,500,000	14,389,365
Pennine Funding LLC, 1.75%**, 11/1/2002	18,000,000	18,000,000
Pennine Funding LLC, 1.76%**, 11/8/2002	15,600,000	15,594,661
Pennine Funding LLC, 1.76%**, 11/12/2002	45,500,000	45,475,531
Pennine Funding LLC, 1.78%**, 11/19/2002	10,500,000	10,490,655
Perry Global Funding LLC, 1.76%**, 11/7/2002	12,500,000	12,496,333
Perry Global Funding LLC, 1.78%**, 11/20/2002	18,682,000	18,664,449
Perry Global Funding LLC, 1.8%**, 1/28/2003	20,000,000	19,912,000
Perry Global Funding LLC, 1.84%**, 1/10/2003	15,392,000	15,336,931
Preferred Receivables Funding Corp., 1.76%**, 11/12/2002	25,000,000	24,986,556
Preferred Receivables Funding Corp., 1.77%**, 11/4/2002	21,500,000	21,496,829
Procter & Gamble Co., 1.63%**, 5/5/2003	9,000,000	8,924,612
Prudential PLC, 1.76%**, 11/8/2002	18,000,000	17,993,840
Prudential PLC, 1.78%**, 1/27/2003	50,000,000	49,784,917
Salomon Smith Barney, Inc., 1.72%*, 4/28/2003	27,000,000	27,000,000
Scaldis Capital LLC, 1.74%**, 2/27/2003	14,626,000	14,542,583
Scaldis Capital LLC, 1.77%**, 12/23/2002	8,114,000	8,093,255
Scaldis Capital LLC, 1.78%**, 12/17/2002	11,831,000	11,804,091
Scaldis Capital LLC, 1.78%**, 1/21/2003	10,633,000	10,590,415
Scaldis Capital LLC, 1.83%**, 1/3/2003	8,442,000	8,414,965
Scaldis Capital LLC, 1.83%**, 1/6/2003	6,738,000	6,715,394
Scaldis Capital LLC, 1.84%**, 1/8/2003	9,000,000	8,968,720
Sheffield Receivables Corp., 1.76%**, 11/12/2002	9,000,000	8,995,160
Sheffield Receivables Corp., 1.76%**, 11/13/2002	43,500,000	43,474,480
Sheffield Receivables Corp., 1.77%**, 12/18/2002	18,000,000	17,958,405
Sheffield Receivables Corp., 1.79%**, 1/23/2003	40,000,000	39,834,922
Shell Finance (U.K.) PLC, 1.77%**, 1/9/2003	18,000,000	17,938,935
Societe Generale, 1.745%**, 12/4/2002	36,000,000	35,942,415
Swedbank, 2.08%**, 11/8/2002	36,000,000	35,985,440
Swedbank, 2.24%**, 2/10/2003	18,000,000	17,886,880
Toronto Dominion Bank, 1.785%*, 4/23/2003	14,500,000	14,500,000
Toronto Dominion Bank, 1.793%*, 3/24/2003	14,000,000	14,000,000
Transamerica Finance Corp., 1.78%**, 11/14/2002	7,500,000	7,495,179
Tulip Funding Corp., 1.79%**, 1/23/2003	20,000,000	19,917,461
Verizon Global Funding Group, 1.886%*, 4/14/2003	31,000,000	30,998,340
Westdeutsche Landesbank Girozentrale, 2.18%**, 12/19/2002	18,000,000	17,947,680
Westdeutsche Landesbank Girozentrale, 2.27%**, 12/17/2002	36,000,000	35,895,580
Westpac Capital Corp., 1.69%**, 1/3/2003	36,000,000	35,893,530
Windmill Funding Corp., 1.76%**, 11/6/2002	21,500,000	21,494,745
Windmill Funding Corp., 1.77%**, 11/14/2002	27,000,000	26,982,742
Windmill Funding Corp., 1.78%**, 1/15/2003	27,000,000	26,899,875
Total Commercial Paper (Cost $2,224,705,572)		2,224,705,572

Miscellaneous Investments 1.6%
Province of Quebec, 1.96%**, 12/3/2002	43,500,000	43,424,213
Texas State General Obligation, 1.83%, 12/1/2033 (c) (d)	755,000	755,000
Texas State General Obligation, 1.85%, 12/1/2029 (c) (d)	6,500,000	6,500,000
Total Miscellaneous Investments (Cost $50,679,213)		50,679,213

Repurchase Agreements (b) 13.3%
J.P. Morgan Chase and Co., dated 10/31/2002, to be repurchased at $116,006,219, 1.93%, 11/1/2002	116,000,000	116,000,000
Salomon Brothers International Ltd., dated 10/31/2002, to be repurchased at $304,016,298, 1.93%, 11/1/2002	304,000,000	304,000,000
State Street Bank and Trust Co., dated 10/31/2002, to be repurchased at $5,004,261, 1.88%, 11/1/2002	5,004,000	5,004,000
Total Repurchase Agreements (Cost $425,004,000)		425,004,000
Total Investment Portfolio - 100.0% (Cost $3,205,556,806) (a)		3,205,556,806

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2002.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $3,205,556,806.
(b) Repurchase agreements are fully collaterized by US Treasury or Government agency securities.
(c) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are shown at their current rate as of October 31, 2002.
(d) Security includes a letter of credit or line of credit from a major bank.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2002 (Unaudited)

Government Securities Portfolio	Principal Amount ($)	Value ($)

Short-Term Notes 51.6%
Federal Farm Credit Bank, 1.65%**, 11/5/2002	50,000,000	49,990,833
Federal Farm Credit Bank, 1.725%*, 6/2/2003	12,500,000	12,498,239
Federal Home Loan Bank, 1.668%*, 3/6/2003	62,000,000	61,988,981
Federal Home Loan Bank, 1.675%*, 3/14/2003	12,500,000	12,498,360
Federal Home Loan Bank, 1.677%*, 2/26/2003	33,000,000	32,996,146
Federal Home Loan Bank, 1.68%*, 3/24/2003	41,500,000	41,491,901
Federal Home Loan Bank, 1.681%*, 1/17/2003	20,500,000	20,498,617
Federal Home Loan Bank, 1.74%*, 12/27/2002	12,500,000	12,499,249
Federal Home Loan Bank, 1.9%**, 12/20/2002	25,000,000	24,935,347
Federal Home Loan Bank, 2.0%*, 7/10/2003	25,000,000	25,000,000
Federal Home Loan Bank, 2.0%, 9/17/2003	37,000,000	37,000,000
Federal Home Loan Bank, 2.05%, 6/18/2003	20,500,000	20,500,000
Federal Home Loan Bank, 2.25%, 2/12/2003	25,000,000	25,000,000
Federal Home Loan Bank, 5.125% 1/13/2003	25,000,000	25,143,496
Federal Home Loan Mortgage Corp., 2.21%**, 4/24/2003	30,244,000	29,920,943
Federal Home Loan Mortgage Corp., 2.29%**, 5/22/2003	10,037,000	9,908,030
Federal National Mortgage Association, 1.586%*, 1/10/2003	50,000,000	49,986,667
Federal National Mortgage Association, 1.62%*, 11/29/2002	91,000,000	90,998,384
Federal National Mortgage Association, 1.65%*, 1/27/2003	8,500,000	8,498,807
Federal National Mortgage Association, 1.654%*, 3/11/2004	25,000,000	24,987,464
Federal National Mortgage Association, 1.72%**, 12/4/2002	25,000,000	24,960,583
Federal National Mortgage Association, 1.722%*, 5/7/2003	20,500,000	20,497,245
Federal National Mortgage Association, 1.753%*, 1/3/2003	4,000,000	3,999,776
Federal National Mortgage Association, 1.92%**, 12/27/2002	16,500,000	16,450,720
Federal National Mortgage Association, 2.3%**, 5/30/2003	12,500,000	12,332,292
Federal National Mortgage Association, 5.75%, 4/15/2003	25,000,000	25,436,313
Hainan Airlines, Series 2000-1, 1.646%*, 6/21/2004	16,400,644	16,400,644
Hainan Airlines, Series 2000-2, 1.696%*, 12/21/2004	15,277,200	15,277,200
Hainan Airlines, Series 2001, 1.82%*, 12/15/2007	51,990,668	51,990,672
Overseas Private Investment Corp., 1.68%*, 4/2/2007	2,580,000	2,579,626
Student Loan Marketing Association, 1.608%*, 1/16/2003	25,000,000	25,000,000
Student Loan Marketing Association, 1.668%*, 4/17/2003	10,000,000	10,000,000
Student Loan Marketing Association, 1.798%*, 2/12/2004	16,500,000	16,493,698
Student Loan Marketing Association, 2.29%**, 6/3/2003	12,000,000	11,836,647
Totem Ocean Trailer, 1.727%*, 12/18/2014	20,500,000	20,500,000
Total Short Term Notes (Cost $890,096,880)		890,096,880

Repurchase Agreements (b) 48.4%
Bear Stearns Co., Inc., dated 10/31/2002, to be repurchased at $80,115,911, 1.63%, 12/2/2002***	80,000,000	80,000,000
Goldman Sachs & Co., dated 10/31/2002, to be repurchased at $300,016,083, 1.93%, 11/1/2002	300,000,000	300,000,000
Greenwich Capital Markets, Inc., dated 10/31/2002, to be repurchased at $80,004,289, 1.93%, 11/1/2002	80,000,000	80,000,000
Merrill Lynch & Co., dated 10/31/2002, to be repurchased at $50,002,667, 1.92%, 11/1/2002	50,000,000	50,000,000
Merrill Lynch & Co., dated 6/18/2002, to be repurchased at $25,396,986, 2.02%, 3/28/2003***	25,000,000	25,000,000
Salomon Smith Barney, dated 10/31/2002, to be repurchased at $296,015,869, 1.93%, 11/1/2002	296,000,000	296,000,000
State Street Bank and Trust Co., dated 10/31/2002, to be repurchased at $3,617,189, 1.88%, 11/1/2002	3,617,000	3,617,000
Total Repurchase Agreements (Cost $834,617,000)		834,617,000
Total Investment Portfolio - 100.0% (Cost $1,724,713,880) (a)		1,724,713,880

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2002.
** Annualized yield at the time of purchase; not a coupon rate.
*** The dates shown represent final maturity date, however these securities can be put upon demand.
(a) Cost for federal income tax purposes was $1,724,713,880.
(b) Repurchase agreements are fully collateralized by US Treasury or Government agency securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2002 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 1.5%
Birmingham, Special Care Facilities Authority, Ascension Health Project, 1.85%*, 11/15/2039	10,500,000	10,500,000
Alaska 0.1%
Valdez Alaska Marine Term Revenue, Exxon Pipeline Co. Project, Series B, 1.85%*, 12/1/2033	500,000	500,000
Arizona 1.1%
Salt River Project, Agricultural Improvement and Power District, 1.4%, 12/9/2002	5,000,000	5,000,000
Salt River Project, Agricultural Improvement and Power District, 1.7%, 11/5/2002	2,600,000	2,600,000
California 7.9%
California Department of Water Resources, 1.8%, 1/16/2003	6,200,000	6,200,000
California Department of Water Resources, 1.8%, 3/13/2003	6,700,000	6,700,000
Los Angeles, Airport Revenue, 2.04%*, 12/1/2025 (b)	44,400	44,400
Los Angeles, Harbor Improvement Corp., 2.0%*, 1/1/2005 (b)	4,400,000	4,400,000
Metropolitan Water District Revenue, 1.85%*, 7/1/2027 (b)	10,000,000	9,999,700
Revenue Anticipation Notes, 1.715%*, 6/20/2003	6,700,000	6,700,000
Revenue Anticipation Notes, 1.716%*, 6/20/2003	10,000,000	10,000,000
Revenue Anticipation Notes, 2.5%, 6/20/2003	10,300,000	10,351,798
Colorado 5.2%
Denver City and County Airport Revenue, Series A, 7.25%, 11/15/2025	10,055,000	10,278,593
Denver, Special Facilities Airport Revenue, Worldport at DIA Project, AMT, Series A, 2.0%*, 12/1/2029 (b)	11,000,000	11,000,000
Denver, Special Facilities Airport Revenue, Worldport at DIA Project, AMT, Series C, 2.0%*, 11/15/2025 (b)	4,500,000	4,500,000
Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.93%*, 6/1/2021 (b)	7,500,000	7,500,000
Mullen High School Project, Educational Facilities Authority, 2.0%*, 8/1/2017 (b)	2,490,000	2,490,000
Delaware 1.1%
State Economic Development Authority Revenue, Series A, 1.8%*, 12/1/2015 (b)	7,500,000	7,500,000
District of Columbia 2.9%
General Obligation, Series B-2, 2.15%*, 6/1/2003 (b)	3,050,000	3,050,000
General Obligation, Series B-3, 2.15%*, 6/1/2003 (b)	500,000	500,000
General Obligation, The Washington Home, Inc., 2.0%*, 8/1/2029 (b)	4,700,000	4,700,000
Multimodal- Medlantic, Series C, 2.0%*, 8/15/2038 (b)	5,600,000	5,600,000
Multimodal, Series B, 1.85%*, 6/1/2030 (b)	6,000,000	6,000,000
Florida 11.1%
Capital Travel Agency Revenue, Seminole Tribe Resort, Series B, 1.85%*, 10/1/2033 (b)	4,500,000	4,500,000
Hillsborough County Industrial Development Authority, Seaboard Tampa, AMT, 2.0%*, 12/1/2016 (b)	1,600,000	1,600,000
Indian River County, Hospital Revenue, 1.95%*, 10/1/2015 (b)	5,000,000	5,000,000
Jacksonville, Electric Authority, 1.4%, 12/6/2002	6,700,000	6,700,000
Jacksonville, Electric Authority, 1.45%, 11/6/2002	6,000,000	6,000,000
Jacksonville, Electric Authority, 2.0%*, 10/1/2010 (b)	800,000	800,000
Jacksonville, Electric Authority, 2.0%*, 10/1/2030 (b)	5,400,000	5,400,000
Jacksonville, Electric Authority, 2.0%*, 10/1/2030 (b)	4,500,000	4,500,000
Jacksonville, Electric Authority, 2.0%*, 10/1/2030 (b)	3,900,000	3,900,000
Miami Dade-County, Aviation Revenue, AMT, Series A, 1.5%, 11/7/2002	7,000,000	7,000,000
Orange County, Health Facilities Authority, Presbyterian Retirement Authority Project,1.9%*, 11/1/2028 (b)	2,330,000	2,330,000
Orlando, Capital Improvements, 1.5%, 11/7/2002	3,500,000	3,500,000
Orlando, Capital Improvements, 1.6%, 12/9/2002	2,500,000	2,500,000
Pasco County, School Board Certificates of Partnership, 1.85%*, 8/1/2026 (b)	3,500,000	3,500,000
Sunshine State Government Finance Authority, 1.85%*, 7/1/2016 (b)	7,000,000	7,000,000
University of Northern Florida, 1.9%*, 11/1/2024 (b)	3,900,000	3,900,000
University of Northern Florida, 1.9%*, 11/1/2027 (b)	6,000,000	6,000,000
University of Northern Florida, 1.9%*, 11/1/2030 (b)	1,485,000	1,485,000
Georgia 4.2%
Burke County Development Authority, Pollution Control Revenue, Georgia Paver Co., 2.0%*, 4/1/2025	3,000,000	3,000,000
Burke County Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series A, 2.0%*, 1/1/2020 (b)	2,300,000	2,300,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.93%*, 6/1/2031 (b)	2,500,000	2,500,000
Laurens County, Development Authority Revenue, 1.94%*, 9/1/2017 (b)	2,500,000	2,500,000
Municipal Electric and Gas Authority, 1.7%, 11/5/2002	8,600,000	8,600,000
Municipal Electric and Gas Authority, 1.85%*, 1/1/2026 (b)	6,000,000	6,000,000
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.94%*, 5/1/2021 (b)	4,000,000	4,000,000
Idaho 0.7%
Power County, Industrial Development Authority, 1.94%*, 4/1/2014 (b)	5,000,000	5,000,000
Illinois 10.8%
Campagna-Turans Bakery Project, Development Finance Authority, AMT, 2.1%*, 8/1/2025 (b)	3,980,000	3,980,000
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.95%*, 4/1/2024 (b)	1,530,000	1,530,000
Chicago, 1.75%*, 1/3/2003 (b)	6,000,000	6,000,000
Chicago, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, AMT, Series A, 1.88%*, 1/1/2018 (b)	10,000,000	10,000,000
Chicago, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series B, 2.0%*, 12/1/2017 (b)	2,600,000	2,600,000
Chicago, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series D, 2.15%*, 12/1/2017 (b)	1,000,000	1,000,000
Chicago, General Obligation, 1.84%*, 1/1/2037 (b)	4,000,000	4,000,000
Chicago, Sales Tax Revenue, 1.85%*, 1/1/2034 (b)	7,000,000	7,000,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 2.1%*, 10/1/2018 (b)	2,615,000	2,615,000
Development Finance Authority, Industrial Development Revenue, Var-Katlaw Tretam and Co. Project, AMT, 1.92%*, 8/1/2027 (b)	3,000,000	3,000,000
Development Finance Authority, Jewish Federation Project, 1.85%*, 9/1/2024	5,725,000	5,725,000
Development Finance Authority, Museum Contemporary Art Project, 1.9%*, 2/1/2029 (b)	4,000,000	4,000,000
Elgin, Judson College Project, 2.0%*, 7/1/2011 (b)	1,380,000	1,380,000
Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series A, 1.95%*, 8/15/2009 (b)	1,100,000	1,100,000
Health Facilities Authority Revenue, Northwestern Memorial Hospital, 1.95%*, 8/15/2029 (b)	12,400,000	12,400,000
Rockford, Industrial Project Revenue, Fastener Engineers Project, AMT, 2.35%*, 2/1/2015 (b)	1,200,000	1,200,000
Student Assistance Commission, Student Loan Revenue, AMT, Series A, 1.95%*, 3/1/2006 (b)	2,400,000	2,400,000
Upper River Valley Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 2.1%*, 7/1/2014 (b)	4,250,000	4,250,000
Indiana 1.2%
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.95%*, 11/30/2017 (b)	2,700,000	2,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 2.02%*, 6/1/2022 (b)	3,500,000	3,500,000
Health Facilities Financing Authority, Ascension Health, Series B, 1.85%*, 11/15/2039	1,790,000	1,790,000
Iowa 1.1%
Primary Road Fund Revenue Anticipation Notes, 2.5%, 6/30/2003	7,500,000	7,551,063
Kentucky 6.2%
Boone County, Pollution Control Revenue, 1.55%*, 8/1/2013 (b)	5,500,000	5,500,000
Breckinridge County, Lease Revenue, 2.0%*, 2/1/2032 (b)	3,700,000	3,700,000
Campbellsville-Taylor County, Industrial Development Authority, Cox Interior LLC Project, AMT, 2.0%*, 5/1/2015 (b)	1,830,000	1,830,000
Danville County, Multi-City Lease Revenue, 1.5%, 11/7/2002	7,500,000	7,500,000
Educational Development Authority, Health Care Revenue, 2.0%*, 11/1/2030 (b)	5,900,000	5,900,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 2.0%*, 7/1/2019 (b)	4,800,000	4,800,000
Pendleton County, Multi-City Lease Revenue, 1.5%, 11/8/2002	13,500,000	13,500,000
Louisiana 1.4%
Offshore Term Authority, Deepwater Port Revenue, Loop, Inc., 2.0%*, 9/1/2008 (b)	5,850,000	5,850,000
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 2.0%*, 7/1/2021 (b)	3,700,000	3,700,000
Michigan 0.8%
Michigan Housing Development Authority, Laurel Valley, 1.95%*, 12/1/2007 (b)	1,000,000	1,000,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 2.1%*, 2/1/2020 (b)	3,500,000	3,500,000
University of Michigan General Revenue, Series A, 1.8%*, 8/15/2030	485,000	485,000
University of Michigan Hospital Revenue, Series A, 1.9%*, 12/1/2019	400,000	400,000
Missouri 2.1%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 2.0%*, 3/1/2030 (b)	3,500,000	3,500,000
Health and Educational Facilities Authority, Health Facilities Revenue, Barnes Hospital Project, 1.8%*, 12/1/2015 (b)	10,760,000	10,760,000
Montana 1.1%
Facilities Financial Authority Revenue, Mission Ridge Project, 1.95%*, 8/1/2027 (b)	4,650,000	4,650,000
Forsyth, Pollution Control Revenue, Pacificorp Project, 2.15%*, 1/1/2018 (b)	3,000,000	3,000,000
Nebraska 0.4%
Investment Finance Authority, Single Family Housing Revenue, AMT, Series G, 1.95%*, 9/1/2022 (b)	2,490,000	2,490,000
New Hampshire 2.0%*
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.94%*, 9/1/2012 (b)	7,500,000	7,500,000
Higher Education Facilities Authority, 1.85%*, 8/1/2031 (b)	5,950,000	5,950,000
New Jersey 0.1%
Health Care Facilities, Financing Authority Revenue, Series A, 1.8%*, 7/1/2031 (b)	480,000	480,000
New York 1.9%
Buffalo, General Obligation, 2.5%, 6/27/2003	4,000,000	4,025,166
Energy Research and Development Authority Revenue, Pollution Control Revenue, Niagara Mohawk Power Corp. Project, Series A, 1.9%*, 12/1/2025 (b)	1,400,000	1,400,000
New York City, General Obligation, Series B, 1.5%, 8/7/2003 (b)	7,000,000	7,000,000
New York City, Transitional Finance Authority Revenue, Series A, 1.9%*, 11/1/2022 (b)	600,000	600,000
North Dakota 0.1%
Ward County, Health Care Facilities Revenue, 2.0%*, 7/1/2029 (b)	700,000	700,000
Ohio 3.2%
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.9%*, 6/1/2032 (b)	3,955,000	3,955,000
Higher Education Facilities Authority, 2.0%*, 9/1/2025 (b)	2,725,000	2,725,000
Higher Education Facilities Authority, 2.0%*, 9/1/2020 (b)	4,550,000	4,550,000
Ohio Community College, 1.9%*, 12/1/2032 (b)	3,875,000	3,875,000
Stark County, Port Authority Revenue, Community Action Agency Project, 2.0%*, 12/1/2022 (b)	3,600,000	3,600,000
Summit County Revenue, Western Reserve Academy Project, 1.9%*, 10/1/2027 (b)	3,000,000	3,000,000
Oklahoma 1.8%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, 1.95%*, 11/1/2018	3,700,000	3,700,000
Payne County Economic Development Authority, Student Housing Revenue, 1.95%*, 6/1/2032 (b)	4,500,000	4,500,000
Tulsa County Industrial Authority Revenue, First Management, Series A, 2.0%*, 7/1/2032 (b)	4,400,000	4,400,000
Oregon 0.5%
Economic Development Revenue, Western, Inc. Project, 1.94%*, 1/1/2017 (b)	3,650,000	3,650,000
Pennsylvania 5.2%
Dauphin County, General Authority Revenue, 1.93%*, 11/1/2017 (b)	11,280,000	11,280,000
Emmaus, General Authority Revenue, Series A, 1.9%*, 3/1/2030 (b)	11,650,000	11,650,000
Higher Education Assistance Agency, Student Loan Revenue, AMT, Series A, 2.0%*, 3/1/2027 (b)	4,500,000	4,500,000
Higher Education Authority, Carnegie Mellon University, Series C, 1.95%*, 11/1/2029 (b)	1,000,000	1,000,000
Philadelphia Hospital Authority Revenue, Children's Hospital Project, 1.95%*, 7/1/2031 (b)	3,000,000	3,000,000
Public School Building, 1.93%*, 3/1/2019 (b)	3,900,000	3,900,000
South Carolina 0.4%
Public Service Authority, 1.92%*, 1/1/2023	2,705,000	2,705,000
Tennessee 3.9%
Blount County Public Building Authority, Local Government Public Improvement, Series A, 1.93%*, 6/1/2031 (b)	2,500,000	2,500,000
Blount County Public Building Authority, Local Government Public Improvement, Series A, 1.95%*, 6/1/2022 (b)	4,830,000	4,830,000
Clarksville, Public Building Authority Revenue, 1.85%*, 6/1/2024 (b)	7,025,000	7,025,000
Clarksville, Public Building Authority Revenue, 2.0%*, 7/1/2031 (b)	3,520,000	3,520,000
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.94%*, 6/1/2025 (b)	6,000,000	6,000,000
Montgomery County, General Obligation, 2.0%*, 4/1/2032 (b)	2,600,000	2,600,000
Texas 11.6%
Austin, Utility System, 1.45%, 11/8/2002	12,400,000	12,400,000
Brazos River Authority, Pollution Control Revenue, TXU Energy Co. Project, AMT, Series A, 1.95%*, 5/1/2037 (b)	1,700,000	1,700,000
Grapevine Industrial Development Corp. Revenue, 2.0%*, 12/1/2024 (b)	4,200,000	4,200,000
Houston, General Obligation, 1.85%, 11/12/2002	7,000,000	7,000,000
Mesquite, Health Facilities Development, 1.85%*, 8/15/2025 (b)	6,365,000	6,365,000
Small Business Industrial Development Corp., Industrial Development Revenue, 1.9%*, 7/1/2026 (b)	19,345,000	19,345,000
Texas Transportation Revenue, Series 2002, 2.75%*, 8/29/2003	28,325,000	28,619,783
Utah 1.7%
Housing Corp., Single Family Mortgage Revenue, AMT, Series F-1, 1.95%*, 1/1/2034 (b)	7,000,000	7,000,000
Housing Finance Agency, Single Family Mortgage Revenue, 1.95%*, 7/1/2031	1,200,000	1,200,000
Logan, Industrial Development Revenue, Tek Tool & Plastics, Inc. Project, AMT, 2.0%*, 11/1/2025 (b)	3,500,000	3,500,000
Vermont 1.1%
Student Assistance Corp., Student Loan Revenue, 1.55%*, 1/1/2004 (b)	7,490,000	7,490,000
Washington 3.9%
Health Care Facilities Authority Revenue, Province Services, Series A, 2.0%*, 12/1/2030 (b)	3,200,000	3,200,000
Port of Anacortes, 1.48%, 11/13/2002	23,790,000	23,790,000
Wisconsin 1.2%
Merrill, Industrial Development Revenue, C & H Packaging Co., Inc. Project, AMT, 1.95%*, 11/1/2014 (b)	1,815,000	1,815,000
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 2.05%*, 8/1/2016	2,000,000	2,000,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 2.129%*, 8/1/2020 (b)	2,325,000	2,325,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 2.1%*, 9/1/2020 (b)	1,490,000	1,490,000
Whitewater, Industrial Development Revenue, MDA, Lean Fogg Co. Project, 1.95%*, 12/1/2009 (b)	500,000	500,000
Wyoming 0.5%
Gillette, Industrial Development Revenue, MAC Inc./Allwire Project, AMT, 2.0%*, 12/1/2011 (b)	3,050,000	3,050,000
Total Investment Portfolio - 100.0% (Cost $684,525,503) (a)		684,525,503

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2002.
(a) Cost for federal income tax purposes was $684,525,503.
(b) Security includes a letter of credit or line of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of October 31, 2002 (Unaudited)
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost	$ 2,780,552,806	$ 890,096,880	$ 684,525,503
Repurchase agreements, at amortized cost	425,004,000	834,617,000	-
Cash	782	284	-
Receivable for investments sold	-	-	690,600
Receivable for Fund shares sold	4,283,303	5,765,977	2,744,927
Interest receivable	4,301,316	2,417,948	1,611,144
Total assets	3,214,142,207	1,732,898,089	689,572,174
Liabilities
Due to custodian bank	-	-	1,767,511
Payable for investments purchased	-	-	6,700,000
Dividends payable	2,067	-	491,097
Payable for Fund shares redeemed	4,821,678	5,701,244	2,746,917
Accrued management fee	819,401	239,468	73,750
Other accrued expenses and payables	10,093,556	1,771,636	574,330
Total liabilities	15,736,702	7,712,348	12,353,605
Net assets, at value	$ 3,198,405,505	$ 1,725,185,741	$ 677,218,569
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(474,911)	(263,892)	-
Undistributed net investment income	-	-	1,435
Accumulated net realized gain (loss)	(876,982)	74	(4,443)
Paid-in capital	3,199,757,398	1,725,449,559	677,221,577
Net assets, at value	$ 3,198,405,505	$ 1,725,185,741	$ 677,218,569

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2002 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Institutional Shares Net assets applicable to shares outstanding	$ 77,591,194	$ -	$ 231,872,552
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	77,591,045	-	231,888,359
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ 1.00
Managed Shares Net assets applicable to shares outstanding	$ -	$ -	$ 265,505,301
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	-	-	265,510,335
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	-	-	1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,970,596,137	$ 1,723,966,924	$ 179,379,554
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,971,071,552	1,724,252,430	179,372,823
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 148,674,867	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	148,674,558	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Service Shares Net assets applicable to shares outstanding	$ 1,543,307	$ 1,218,817	$ 461,162
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	1,544,923	1,218,271	460,527
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended October 31, 2002 (Unaudited)
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 83,484,860	$ 17,921,360	$ 7,411,892
Expenses: Management fee	6,933,189	1,512,566	775,758
Services to shareholders	15,274,347	1,905,752	833,939
Custodian fees	233,932	39,409	25,123
Distribution service fees	24,605,715	4,982,782	1,394,748
Auditing	62,959	3,532	3,743
Legal	97,529	4,670	6,519
Trustees' fees and expenses	79,010	30,157	24,943
Reports to shareholders	302,305	135,682	244,505
Registration fees	106,937	67,944	37,644
Other	123,416	32,392	20,036
Total expenses, before expense reductions	47,819,339	8,714,886	3,366,958
Expense reductions	(48,972)	(1,427)	(696)
Total expenses, after expense reductions	47,770,367	8,713,459	3,366,262
Net investment income	35,714,493	9,207,901	4,045,630
Net realized gain (loss) on investment transactions	793	26,914	(383)
Net increase (decrease) in net assets resulting from operations	$ 35,715,286	$ 9,234,815	$ 4,045,247

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Six Months Ended October 31, 2002 (Unaudited)	Year Ended April 30, 2002
Operations: Net investment income	$ 35,714,493	$ 209,004,943
Net realized gain (loss)	793	66,826
Net increase in net assets resulting from operations	35,715,286	209,071,769
Distributions to shareholders from net investment income: Institutional Shares	(610,236)	(9,045,007)
Premier Money Market Shares	(13,901,730)	(50,577,347)
Premium Reserve Money Market Shares	(930,147)	(3,417,140)
Service Shares	(20,180,026)	(147,038,335)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	10,187,319,230	32,510,790,175
Reinvestment of distributions	41,435,533	234,240,096
Cost of shares redeemed	(16,568,302,773)	(33,464,231,062)
Net increase (decrease) in net assets from Fund share transactions	(6,339,548,010)	(719,200,791)
Increase (decrease) in net assets	(6,339,454,863)	(720,206,851)
Net assets at beginning of period	9,537,860,368	10,258,067,219
Net assets at end of period (Including accumulated distributions in excess of net investment income of $474,911 and $569,765, respectively)	$ 3,198,405,505	$ 9,537,860,368

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Government Securities Portfolio		Tax-Exempt Portfolio
	Six Months Ended October 31, 2002 (Unaudited)	Year Ended April 30, 2002	Six Months Ended October 31, 2002 (Unaudited)	Year Ended April 30, 2002
Operations: Net investment income	$ 9,207,901	$ 35,452,461	$ 4,045,630	$ 15,009,408
Net realized gain (loss)	26,914	12,319	(383)	(1,155)
Net increase in net assets resulting from operations	9,234,815	35,464,780	4,045,247	15,008,253
Distributions to shareholders from net investment income: Institutional Shares	-	-	(1,469,813)	(4,470,761)
Managed Shares	-	-	(1,433,644)	(3,461,151)
Premier Money Market Shares	(7,649,211)	(26,543,030)	(456,575)	(1,182,253)
Service Shares	(1,359,360)	(9,321,248)	(836,017)	(5,439,338)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	1,246,295,404	2,366,522,219	1,728,981,057	4,003,056,163
Reinvestment of distributions	10,525,266	40,613,864	1,701,374	8,628,981
Cost of shares redeemed	(1,332,974,536)	(2,439,540,653)	(1,983,133,490)	(4,040,141,138)
Net increase (decrease) in net assets from Fund share transactions	(76,153,866)	(32,404,570)	(252,451,059)	(28,455,994)
Increase (decrease) in net assets	(75,927,622)	(32,804,068)	(252,601,861)	(28,001,244)
Net assets at beginning of period	1,801,113,363	1,833,917,431	929,820,430	957,821,674
Net assets at end of period (including accumulated distributions in excess of net investment income of $263,892 at October 31, 2002 and $490,062 at April 30, 2002 for the Government Securities Portfolio and undistributed net investment income of $1,435 at October 31, 2002 and $19,479 at April 30, 2002 for the Tax-Exempt Portfolio)
	$ 1,725,185,741	$ 1,801,113,363	$ 677,218,569	$ 929,820,430

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Premier Money Market Shares

Years Ended April 30,	2002[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.02	.05	.01
Less distributions from net investment income	(.005)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.50**	2.14	5.56[c]	.94c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,971	2,552	2,236	11
Ratio of expenses before expense reductions (%)	.90*	.97	.97[d]	.98*
Ratio of expenses after expense reductions (%)	.90*	.97	.96[d]	.95*
Ratio of net investment income (%)	.98*	2.09	5.37	5.19*

Government Securities Portfolio - Premier Money Market Shares

Years Ended April 30,	2002[a]	2002	2001	2000[e]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.02	.05	.01
Less distributions from net investment income	(.005)	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.49**	2.03	5.46[c]	.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,724	1,384	1,300	4
Ratio of expenses before expense reductions (%)	.87*	.98	.98[f]	1.00*
Ratio of expenses after expense reductions (%)	.87*	.98	.97[f]	1.00*
Ratio of net investment income (%)	.99*	1.97	5.24	5.01*

a For the six months ended October 31, 2002 (Unaudited).
b For the period February 23, 2000 (commencement of operations) to April 30, 2000.
c Total return would have been lower had certain expenses not been reduced.
d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .95% and .95%, respectively.
e For the period March 1, 2000 (commencement of operations) to April 30, 2000.
f The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .96% and .96%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio - Premier Money Market Shares

Years Ended April 30,	2002[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.003	.01	.03	.01
Less distributions from net investment income	(.003)	(.01)	(.03)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.27**	1.25	3.21	.45**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	179	101	87.40
Ratio of expenses (%)	.95*	.91	.97[c]	.96*
Ratio of net investment income(%)	.55*	1.25	3.06	3.05*

a For the six months ended October 31, 2002 (Unaudited).
b For the period March 7, 2000 (commencement of operations) to April 30, 2000.
c The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .97%.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Premier Money Market and Service. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Premier Money Market shares of each Portfolio, the Institutional shares of the Money Market Portfolio and Tax-Exempt Portfolio, the Premium Reserve Money Market shares of the Money Market Portfolio and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2002, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $875,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($2,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

At April 30, 2002, Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $2,430 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2003 ($370) and April 30, 2005 ($2,060), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2001 through April 30, 2002, Tax-Exempt Portfolio incurred approximately $1,630 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending April 30, 2003.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2002, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.16
Government Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of the Money Market Portfolio Institutional shares at 0.25% for the six months ended October 31, 2002. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Under this arrangement, the Advisor reimbursed the Money Market Portfolio-Institutional Shares $21,038 for the six months ended October 31, 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended

October 31, 2002, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at October 31, 2002
Money Market Portfolio:
Institutional Shares	$ 10,632	$ 10,632	$ -
Premier Money Market Shares	3,865,907	-	1,312,669
Premium Reserve Money Market Shares	72,666	-	37,199
Service Shares	10,933,857	-	3,573,804
Government Securities Portfolio:
Premier Money Market Shares	$ 1,432,272	$ -	$ 714,540
Service Shares	473,225	-	101,749
Tax-Exempt Portfolio:
Institutional Shares	$ 14,435	$ -	$ 14
Managed Shares	147,404	-	20,486
Premier Money Market Shares	183,055	-	28,951
Service Shares	509,959	-	84,416

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average daily net assets for the Premier Money Market shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively.

For the six months ended October 31, 2002, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Distribution fees waived by SDI	Unpaid at October 31, 2002
Money Market Portfolio:
Premier Money Market Shares	$ 3,532,019	$ -	$ 621,277
Service Shares	17,349,693	-	1,519,999
Government Securities Portfolio:
Premier Money Market Shares	$ 1,989,683	$ -	$ 366,619
Service Shares	1,003,416	-	35,874
Tax-Exempt Portfolio:
Premier Money Market Shares	$ 205,513	$ -	$ 40,823
Service Shares	776,515	-	31,982

In addition, SDI provides information and administrative services to the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio, the Premium Reserve Money Market Shares and the Institutional Shares of the Money Market Portfolio and the Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Premier Money Market Shares pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares pay SDI an annual fee of up to 0.25% of average daily net assets. The Institutional shares of the Money Market Portfolio pay SDI an annual fee of 0.02% of average daily net assets. The Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of 0.25% of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2002, the Service Fee was as follows:

Portfolio	Service Fee	Service fees waived by SDI	Unpaid at October 31, 2002
Money Market Portfolio:
Institutional Shares	$ 7,446	$ 4,744	$ -
Premier Money Market Shares	3,532,019	-	621,277
Premium Reserve Money Market Shares	184,538	-	31,864
Government Securities Portfolio:
Premier Money Market Shares	$ 1,989,683	$ -	$ 366,619
Tax-Exempt Portfolio: Managed Shares	$ 210,830	$ -	$ 33,516
Premier Money Market Shares	201,890	-	40,240

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the six months ended October 31, 2002, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	12,558	-
Government Securities Portfolio	1,172	255
Tax-Exempt Portfolio	696	-

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Trust had no borrowings on the line of credit.

5. Redemption in Kind

The Government Securities Portfolio and Tax-Exempt Portfolio satisfied a redemption request on October 7, 2002 with a single broker dealer redeeming $356,270,610 and $316,944,356, respectively. The Money Market Portfolio satisfied a redemption request on October 15, 2002 and October 21, 2002 with a single broker dealer redeeming $2,872,672,684 and $2,829,067,473, respectively.

6. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	127,534,445	$ 127,534,445	1,837,042,455	$ 1,837,040,546
Premier Money Market Shares	1,764,945,408	1,764,945,407	2,190,788,823	2,190,888,556
Premium Reserve Money Market Shares	107,671,827	107,671,828	274,127,759	274,131,313
Service Shares	8,187,167,551	8,187,167,550	28,208,394,516	28,208,729,760
		$ 10,187,319,230		$ 32,510,790,175
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	738,865	$ 738,865	4,625,450	$ 4,625,450
Premier Money Market Shares	16,215,798	16,215,798	56,779,026	56,779,026
Premium Reserve Money Market Shares	1,081,617	1,081,617	3,650,435	3,650,435
Service Shares	23,399,253	23,399,253	169,185,174	169,185,185
		$ 41,435,533		$ 234,240,096
Shares redeemed
Institutional Shares	(150,443,385)	$ (150,443,385)	(2,028,958,510)	$ (2,028,958,510)
Premier Money Market Shares	(1,363,115,461)	(1,363,115,461)	(1,930,401,758)	(1,930,401,758)
Premium Reserve Money Market Shares	(92,879,903)	(92,879,903)	(250,033,526)	(250,033,526)
Service Shares	(14,961,864,024)	(14,961,864,024)	(29,254,836,976)	(29,254,837,268)
		$ (16,568,302,773)		$ (33,464,231,062)
Net increase (decrease)
Institutional Shares	(22,170,075)	$ (22,170,075)	(187,290,605)	$ (187,292,514)
Premier Money Market Shares	418,045,745	418,045,744	317,166,091	317,265,824
Premium Reserve Money Market Shares	15,873,541	15,873,542	27,744,668	27,748,222
Service Shares	(6,751,297,220)	(6,751,297,221)	(877,257,286)	(876,922,323)
		$ (6,339,548,010)		$ (719,200,791)

Government Securities Portfolio	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Money Market Shares	765,118,313	$ 765,118,312	767,561,731	$ 767,491,733
Service Shares	481,177,093	481,177,092	1,599,072,193	1,599,030,486
		$ 1,246,295,404		$ 2,366,522,219
Shares issued to shareholders in reinvestment of distributions
Premier Money Market Shares	8,864,474	$ 8,864,474	29,894,127	$ 29,894,127
Service Shares	1,660,792	1,660,792	10,719,737	10,719,737
		$ 10,525,266		$ 40,613,864
Shares redeemed
Premier Money Market Shares	(433,838,627)	$ (433,838,627)	(712,981,497)	$ (712,981,496)
Service Shares	(899,135,909)	(899,135,909)	(1,726,559,157)	(1,726,559,157)
		$ (1,332,974,536)		$ (2,439,540,653)
Net increase (decrease)
Premier Money Market Shares	340,144,160	$ 340,144,159	84,474,361	$ 84,404,364
Service Shares	(416,298,024)	(416,298,025)	(116,767,227)	(116,808,934)
		$ (76,153,866)		$ (32,404,570)

Tax-Exempt Portfolio	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	454,255,585	$ 454,255,585	1,390,985,356	$ 1,390,988,691
Managed Shares	348,631,812	348,631,812	343,454,577	343,408,667
Premier Money Market Shares	400,517,772	400,517,772	207,818,227	207,807,144
Service Shares	525,575,889	525,575,888	2,061,101,997	2,060,851,661
		$ 1,728,981,057		$ 4,003,056,163
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	286,665	$ 286,665	765,956	$ 765,956
Managed Shares	13,697	13,697	200,609	200,609
Premier Money Market Shares	497,789	497,789	1,345,063	1,345,063
Service Shares	903,223	903,223	6,317,353	6,317,353
		$ 1,701,374		$ 8,628,981
Shares redeemed
Institutional Shares	(424,907,159)	$ (424,907,159)	(1,371,210,204)	$ (1,371,223,631)
Managed Shares	(277,760,260)	(277,760,260)	(323,779,380)	(323,779,380)
Premier Money Market Shares	(322,604,987)	(322,604,987)	(194,906,403)	(194,906,403)
Service Shares	(957,861,084)	(957,861,084)	(2,150,231,723)	(2,150,231,724)
		$ (1,983,133,490)		$ (4,040,141,138)
Net increase (decrease)
Institutional Shares	29,635,091	$ 29,635,091	20,541,108	$ 20,531,016
Managed Shares	70,885,249	70,885,249	19,875,806	19,829,896
Premier Money Market Shares	78,410,574	78,410,574	14,256,887	14,245,804
Service Shares	(431,381,972)	(431,381,973)	(82,812,373)	(83,062,710)
		$ (252,451,059)		$ (28,455,994)

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.